Trading liabilities	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Trading liabilities	Trading liabilities

	2024	2023
	£m	£m
Deposits by banks[1]	8,529	5,313
Customer accounts[1]	6,531	4,955
Other debt securities in issue	59	21
Other liabilities – net short positions in securities	27,514	31,987
At 31 Dec	42,633	42,276
1'Deposits by banks' and 'Customer accounts' include repos, stock lending and other amounts.